May 1, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:   Transamerica Advisors Life Insurance Company
         Merrill Lynch Life Variable Life Separate Account II
        Modified Single Premium Variable Life Insurance Policy (Prime Plan V- File No. 33-43058/ 811-06227)

CIK No.: 0000869800

Dear Commissioners:

On behalf of Transamerica Advisors Life Insurance Company (“Transamerica Advisors”) and the Merrill Lynch Variable Life Separate Account II (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information dated May 1, 2018 for certain deferred variable life policies offered by Transamerica Advisors through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 25, 2018 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 557-3603, if you have any questions or concerns regarding this filing.

Sincerely,

/s/ Danna Wilson
Danna Wilson
Registered Product Specialist

Attachment
cc:  Arthur D. Woods